Carillon Chartwell Small Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 2.9%
AAR Corp. (a)	13,161	$860,203
Moog, Inc. - Class A	7,443	1,503,635
		2,363,838

Air Freight & Logistics - 1.4%
Hub Group, Inc. - Class A	26,134	1,187,790

Automobile Components - 2.4%
Patrick Industries, Inc.	6,749	960,855
Visteon Corp. (a)	10,655	1,014,782
		1,975,637

Banks - 17.8%
Columbia Banking System, Inc.	48,223	1,259,103
CVB Financial Corp.	59,931	1,067,970
First Financial Bancorp	39,845	1,005,289
FNB Corp.	98,272	1,386,618
Independent Bank Group, Inc.	14,788	852,676
Old National Bancorp	85,110	1,588,153
Pacific Premier Bancorp, Inc.	43,315	1,089,805
Provident Financial Services, Inc.	44,811	831,692
Renasant Corp.	39,024	1,268,280
Sandy Spring Bancorp, Inc.	24,410	765,742
Towne Bank	43,477	1,437,350
United Bankshares, Inc.	37,570	1,393,847
United Community Banks, Inc.	26,402	767,770
		14,714,295

Beverages - 1.4%
Primo Water Corp.	45,856	1,157,864

Capital Markets - 1.5%
PJT Partners, Inc. - Class A	9,218	1,229,128

Chemicals - 5.8%
Avient Corp.	18,198	915,723
Element Solutions, Inc.	45,231	1,228,474
Methanex Corp.	27,379	1,131,848
Minerals Technologies, Inc.	20,279	1,566,147
		4,842,192

Commercial Services & Supplies - 1.4%
UniFirst Corp.	6,041	1,200,045

Construction Materials - 1.0%
Eagle Materials, Inc.	2,968	853,745

Consumer Finance - 1.3%
PRA Group, Inc. (a)	46,396	1,037,415

Containers & Packaging - 0.9%
TriMas Corp.	29,097	742,847

Electric Utilities - 2.1%
TXNM Energy, Inc.	40,645	1,779,032

Electronic Equipment, Instruments & Components - 3.6%
CTS Corp.	15,359	743,068
IPG Photonics Corp. (a)	11,864	881,733
Plexus Corp. (a)	9,700	1,326,087
		2,950,888

Energy Equipment & Services - 3.7%
Cactus, Inc. - Class A	20,480	1,222,042
ChampionX Corp.	45,370	1,367,905
Patterson-UTI Energy, Inc.	65,331	499,782
		3,089,729

Entertainment - 1.5%
Cinemark Holdings, Inc. (a)	44,944	1,251,241

Food Products - 2.8%
Nomad Foods Ltd.	57,108	1,088,478
TreeHouse Foods, Inc. (a)	28,611	1,201,090
		2,289,568

Health Care Equipment & Supplies - 2.5%
Enovis Corp. (a)	27,139	1,168,334
Integer Holdings Corp. (a)	7,028	913,640
		2,081,974

Health Care Providers & Services - 1.3%
Patterson Cos., Inc.	49,718	1,085,841

Hotel & Resort REITs - 1.9%
Pebblebrook Hotel Trust	38,516	509,567
Ryman Hospitality Properties, Inc.	9,988	1,071,113
		1,580,680

Hotels, Restaurants & Leisure - 2.9%
Jack in the Box, Inc.	24,960	1,161,639
Six Flags Entertainment Corp.	30,114	1,213,895
		2,375,534

Household Durables - 1.7%
Helen of Troy Ltd. (a)	8,395	519,231
Tri Pointe Homes, Inc. (a)	18,995	860,663
		1,379,894

Industrial REITs - 2.2%
First Industrial Realty Trust, Inc.	12,769	714,809
STAG Industrial, Inc.	27,951	1,092,604
		1,807,413

Insurance - 3.7%
Kemper Corp.	27,811	1,703,424
Selective Insurance Group, Inc.	14,882	1,388,490
		3,091,914

Leisure Products - 0.6%
Malibu Boats, Inc. - Class A (a)	11,941	463,430

Machinery - 7.3%
Columbus McKinnon Corp.	46,419	1,671,084
EnPro, Inc.	8,735	1,416,642
Gates Industrial Corp. PLC (a)	70,630	1,239,557
John Bean Technologies Corp.	8,440	831,424
Mueller Water Products, Inc. - Class A	39,720	861,924
		6,020,631

Multi-Utilities - 2.7%
Black Hills Corp.	16,231	992,039
NorthWestern Energy Group, Inc.	22,073	1,263,017
		2,255,056

Oil, Gas & Consumable Fuels - 4.1%
CNX Resources Corp. (a)	41,905	1,364,846
Matador Resources Co.	17,413	860,550
Southwestern Energy Co. (a)	160,251	1,139,385
		3,364,781

Personal Care Products - 1.4%
Edgewell Personal Care Co.	31,551	1,146,563

Professional Services - 1.6%
Korn Ferry	17,440	1,312,186

Real Estate Management & Development - 2.1%
Cushman & Wakefield PLC (a)	129,759	1,768,615

Residential REITs - 1.0%
Independence Realty Trust, Inc.	42,329	867,745

Retail REITs - 1.7%
Kite Realty Group Trust	53,066	1,409,433

Semiconductors & Semiconductor Equipment - 1.6%
Diodes, Inc. (a)	8,821	565,338
Ichor Holdings Ltd. (a)	23,110	735,129
		1,300,467

Software - 2.5%
Blackbaud, Inc. (a)	9,590	812,081
Progress Software Corp.	18,278	1,231,389
		2,043,470

Specialized REITs - 1.1%
Four Corners Property Trust, Inc.	31,544	924,555

Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries, Inc.	7,212	625,713

Trading Companies & Distributors - 1.5%
Rush Enterprises, Inc. - Class A	23,487	1,240,818
TOTAL COMMON STOCKS (Cost $60,770,455)		80,811,967

TOTAL INVESTMENTS - 97.7% (Cost $60,770,455)		80,811,967
Other Assets in Excess of Liabilities - 2.3%		1,915,279
TOTAL NET ASSETS - 100.0%		$82,727,246

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

 Carillon Chartwell Small Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$80,811,967	$–	$–	$80,811,967
Total Investments	$80,811,967	$–	$–	$80,811,967

Refer to the Schedule of Investments for further disaggregation of investment categories.